Commercial Aerospace Industry Assets and Commitments (Tables)	12 Months Ended
Dec. 31, 2018
Other Commitments [Abstract]
Commercial Aerospace Industry Assets and Commitments [Table Text Block]
The following is the expected maturity of commercial aerospace industry assets and commitments as of December 31, 2018:

(dollars in millions)	Committed	2019	2020	2021	2022	2023	Thereafter
Notes and leases receivable	$299	$25	$97	$53	$22	$23	$79
Commercial aerospace financing commitments	$4,556	$862	$709	$1,001	$873	$640	$471
Other commercial aerospace commitments	10,914	815	706	673	708	585	7,427
Collaboration partners' share	(5,261)	(468)	(448)	(562)	(513)	(412)	(2,858)
Total commercial commitments	$10,209	$1,209	$967	$1,112	$1,068	$813	$5,040